Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies [Abstract]
Change of effect on incremental borrowing rate for leases
The effect of a change in the incremental borrowing rate for leases entered into during the reporting period is shown in the table below:

Estimate	Change in estimate	Effect on right-of- use asset	Effect on lease liability
Incremental borrowing rate	1% increase in the rate	Reduces by $7,564	Reduces by $7,564